Note 4 – Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cardio Diagnostics Member During Reverse Merger [Member]
Amortization of Intangible Assets	$ 4,000	$ 4,000	$ 12,000	$ 12,000
Cardio Diagnostics [Member]
Amortization of Intangible Assets					$ 16,000	$ 10,667